Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease revenue:
Total lease revenue	$ 7,003,997	$ 6,860,320	$ 6,530,546
Net gain on sale of assets	651,142	489,620	228,930
Other income	341,505	230,478	254,074
Total Revenues and other income	7,996,644	7,580,418	7,013,550
Expenses
Depreciation and amortization	2,580,037	2,480,578	2,389,807
Net (recoveries) charges related to Ukraine Conflict	(194,750)	(1,287,972)	2,665,651
Asset impairment	49,766	86,855	96,591
Interest expense	1,990,732	1,806,442	1,591,870
Loss (gain) on debt extinguishment	13,450	4,097	(2,041)
Leasing expenses	810,358	756,438	823,600
Selling, general and administrative expenses	488,916	464,128	399,530
Transaction and integration-related expenses	0	0	33,286
Total Expenses	5,738,509	4,310,566	7,998,294
Gain (loss) on investments at fair value	5,238	2,334	(17,676)
Income (loss) before income taxes and income of investments accounted for under the equity method	2,263,373	3,272,186	(1,002,420)
Income tax (expense) benefit	(323,704)	(291,056)	164,097
Equity in net earnings of investments accounted for under the equity method	158,956	166,715	117,165
Net income (loss)	2,098,625	3,147,845	(721,158)
Net loss (income) attributable to non-controlling interest	7	(11,754)	(4,883)
Net income (loss) attributable to AerCap Holdings N.V.	$ 2,098,632	$ 3,136,091	$ (726,041)
Basic earnings (loss) per share (in USD per share)	$ 11.06	$ 13.99	$ (3.02)
Diluted earnings (loss) per share (in USD per share)	$ 10.79	$ 13.78	$ (3.02)
Weighted average shares outstanding—basic (in shares)	189,830,813	224,216,801	240,486,849
Weighted average shares outstanding—diluted (in shares)	194,489,171	227,656,343	240,486,849
Basic lease rents
Lease revenue:
Total lease revenue	$ 6,377,181	$ 6,248,994	$ 5,981,812
Maintenance rents and other receipts
Lease revenue:
Total lease revenue	$ 626,816	$ 611,326	$ 548,734